COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2012
Capital lease obligations
Telephone equipment capital lease agreements (in agreements)				4
Future minimum capital lease payments	$ 0
Telephone equipment leases				551
Operating lease obligations and future minimum operating lease payments
Total rental expense under operating leases	2,237	1,109	460
2015	1,809
2016	1,242
2017	482
2018	239
2019	69
Total	3,841
Purchase Commitments | AmerisourceBergen
Purchase commitments
Minimum purchase obligation	3,500,000	3,500,000	3,500,000		3,500,000
Percentage of costs of goods sold	57.00%	58.00%	64.00%
Purchase obligations period					5 years
Purchase Commitments | Celgene
Purchase commitments
Minimum purchase obligation	$ 0	$ 0	$ 0
Percentage of costs of goods sold	15.00%	19.00%	21.00%